Average Annual Total Returns - ProShares Ultra MSCI Emerging Markets	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	MSCI Emerging Markets Index OneYear		MSCI Emerging Markets Index FiveYears		MSCI Emerging Markets Index TenYears
Total	31.77%	3.92%	(0.65%)	30.92%	3.77%	(0.72%)	18.75%	2.96%	(0.52%)	18.42%	[1]	0.88%	[1]	3.68%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.